Business Combinations (Tables)	12 Months Ended
Jan. 01, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following tables summarize the fair values of consideration transferred and the fair values of identified assets acquired, and liabilities assumed at the date of acquisition:

Fair Value of Consideration Transferred
Cash	$9,383
Hold Back Liability	950

Total Fair Value of Consideration Transferred	$10,333

Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Cash	169
Accounts receivable	1,101
Other current assets	103
Property and equipment	197
Identifiable intangible assets
Customer relationships	2,470
Backlog	280
Trademark	1,450
Recognized amounts of identifiable liabilities assumed
Accounts payable	(473)
Accrued expenses	(152)
Other liabilities	(1,396)

Total identifiable net assets	$3,749

Goodwill	$6,584

The following tables summarize the fair value of consideration transferred and the fair value of identified assets acquired, and liabilities assumed at the date of acquisition:

Fair Value of Consideration Transferred
Cash	$169,173

Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Cash	208
Accounts receivable	8,502
Inventories	9,075
Property and equipment	7,803
Other assets	29
Identifiable intangible assets
Customer relationships	26,320
Backlog	3,130
Trademark	20,850
Recognized amounts of identifiable liabilities assumed
Accounts payable	(8,012)
Accrued expenses	(571)
Other liabilities	(887)

Total identifiable net assets	$66,446

Goodwill	$102,727

The following table summarizes the consideration paid for SSA and the amounts of the assets acquired and liabilities assumed at the acquisition date.

Fair Value of Consideration Transferred	2020

Cash Plus Restricted Cash to be Provided to the Seller	$6,538

Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Cash	1,516
Accounts receivable	1,353
Inventories	393
Prepaid expenses and other current assets	629
Property and equipment	378
Identifiable intangible assets
Customer relationships	2,347
Noncompete	120
Other assets	11
Recognized amounts of identifiable liabilities assumed
Accounts payable	(1,280)
Accrued expenses	(679)
Other liabilities	(652)

Total identifiable net assets	$4,136

Deferred tax liability

Goodwill	$2,402

The

following table summarizes the consideration paid for BETCO and the amounts of the assets acquired and liabilities assumed at the acquisition date.

Fair value of consideration transferred	2019
Cash	$42,085
Contingent Consideration	4,600
Total Consideration	$46,685
Recognized amounts of identifiable assets acquired
Cash	$2,727
Accounts receivable	1,034
Inventories	4,031
Prepaid expenses and other current assets	342
Property and equipment	3,628

Identifiable intangible assets
Customer relationships	20,200
Trademark	5,400
Backlog	3,800
Other assets	6
Recognized amounts of identifiable liabilities assumed
Accounts payable	(1,937)
Accrued expenses	467
Other liabilities	(8,593)
Total identifiable net assets	$30,181
Deferred tax liability	$(6,181)
Goodwill	$22,685

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Lives
Customer Relationships	$2,470	15 Years
Backlog	280	3 Months
Trade Name	1,450	Indefinite

Identifiable Intangible Assets	$4,200

	Fair Value	Useful Lives
Customer Relationships	$26,320	10 Years
Backlog	3,130	4 Months
Trade Name	20,850	Indefinite

Identifiable Intangible Assets	$50,300

Schedule of Pro Forma Information
The amounts of revenue and net income of ACT included in the results from the transaction date of August 31, 2021 through January 1, 2022 are as follows:

Periods from September 1, 2021 through January 1, 2022

Revenue	$3,572
Net Income	(869)

Periods from August 18, 2021 through January 1, 2022

Revenue	$33,037
Net Income	2,820

	Year Ended
	January 1, 2022	December 26, 2020
Revenue	$809,647	$637,239
Net Income	44,574	59,232
The amounts of revenue and net loss of BETCO included in the results from the transaction date of March 1, 2019 through December 28, 2019 are as follows:

Periods from March 1, 2019 through December 28, 2019
Revenue	$50,468
Net Income (loss)	(464)
The following unaudited pro forma information has been prepared as if the BETCO acquisition had taken place on January 1, 2019. The Company prepared the table based on certain estimates and assumptions. These estimates and assumptions were made solely for the purposes of developing such unaudited pro forma information and have not been adjusted to provide period over period comparability.

Year Ended December 28, 2019
Revenue	$574,284
Net Income (loss)	$35,777